NATIONWIDE LIFE INSURANCE COMPANY
           Modified Single Premium Deferred Variable Annuity Contracts
             Issued by Nationwide Life Insurance Company through its
                         Nationwide Variable Account-9
                   The date of this prospectus is May 1, 2004.
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This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 38. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-NEA-VALU (632-8258) (TDD 1-800-238-3035) or write:

                           NEA Valuebuilder Program
                           One Security Benefit Place
                           Topeka, Kansas 66636-0001

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this product can be found at: WWW.NEAMB.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
o AIM V.I. International Growth Fund: Series I Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
o American Century VP International Fund: Class I
o American Century VP Value Fund: Class I
DREYFUS
o Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Primary Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class
o VIP Growth Portfolio: Service Class
o VIP High Income Portfolio: Service Class*
o VIP Overseas Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP II Contrafund(R)Portfolio: Service Class
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Templeton Foreign Securities Fund: Class 1
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Comstock GVIT Value Fund: Class I*
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Federated GVIT High Income Bond Fund: Class I*
o Gartmore GVIT Emerging Markets Fund: Class I
o Gartmore GVIT Global Technology and Communications Fund: Class I
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Growth Fund: Class I
o Gartmore GVIT International Growth Fund: Class I
o Gartmore GVIT Mid Cap Growth Fund: Class I
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R)Fund: Class I
o Gartmore GVIT Worldwide Leaders Fund: Class I
o GVIT Small Cap Growth Fund: Class I
o GVIT Small Cap Value Fund: Class I
o GVIT Small Company Fund: Class I
o J.P. Morgan GVIT Balanced Fund: Class I
o Van Kampen GVIT Multi Sector Bond Fund: Class I*
JANUS ASPEN SERIES
o Capital Appreciation Portfolio: Service Shares
o Global Technology Portfolio: Service Shares
o International Growth Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Guardian Portfolio
o AMT Mid-Cap Growth Portfolio: Class I
o AMT Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class

o Oppenheimer Global Securities Fund/VA: Initial Class
o Oppenheimer Main Street(R)Fund/VA: Initial Class
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Emerging Markets Debt Portfolio: Class I
o International Magnum Portfolio: Class I
o U.S. Real Estate Portfolio: Class I

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE SEPTEMBER 27, 1999:

CREDIT SUISSE TRUST
o Global Post-Venture Capital Portfolio
o International Focus Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2000:

CREDIT SUISSE TRUST
o Large Cap Value Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth Opportunities Portfolio: Service Class
VAN ECK WORLDWIDE INSURANCE TRUST
o Worldwide Emerging Markets Fund: Initial Class
o Worldwide Hard Assets Fund: Initial Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract that qualifies for favorable tax treatment under
Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................3
TABLE OF CONTENTS............................................4
CONTRACT EXPENSES............................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................7
EXAMPLE......................................................7
SYNOPSIS OF THE CONTRACTS....................................8
FINANCIAL STATEMENTS........................................10
CONDENSED FINANCIAL INFORMATION.............................10
NATIONWIDE LIFE INSURANCE COMPANY...........................10
SECURITY DISTRIBUTORS, INC..................................10
INVESTING IN THE CONTRACT...................................10
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.....................................13
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS.............................14
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........16
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
     Capital Preservation Plus Option
REMOVAL OF VARIABLE ACCOUNT CHARGES.........................22
CONTRACT OWNERSHIP..........................................22
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................23
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions

RIGHT TO REVOKE.............................................27
SURRENDER (REDEMPTION)......................................27
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
        or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE..............................................28
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT..................................................29
CONTRACT OWNER SERVICES.....................................30
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................31
ANNUITIZING THE CONTRACT....................................31
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
DEATH BENEFITS..............................................34
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................36
LEGAL PROCEEDINGS...........................................36
ADVERTISING ................................................38
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................38
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................39
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................44
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION..............56

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered)....................      7%  1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)..................................................      1%
ANNUAL LOAN INTEREST CHARGE.............................................................................................      2.25%3
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments).......................................................      5%  4
--------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5
     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     0.95%
     REDUCED PURCHASE PAYMENT OPTION.....................................................................................     0.25%6
     Total Variable Account Charges (including this option only).........................................................     1.20%
     FIVE YEAR CDSC OPTION...............................................................................................     0.15%7
     Total Variable Account Charges (including this option only).........................................................     1.10%
     CDSC WAIVER OPTIONS (an applicant may elect one or more)
         ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER......................................................     0.10%8
         Total Variable Account Charges (including this option only).....................................................     1.05%

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                            (CONTINUED ON NEXT PAGE)
--------------------------------------------------------------------------------

1 Range of CDSC over time:

-----------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS              0           1         2           3          4          5           6          7
FROM DATE OF PURCHASE PAYMENT       ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         7%         6%          5%         4%         3%         2%          0%
-----------------------------------------------------------------------------------------------------------------------------


Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

7 Range of Five Year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM          0          1          2          3           4          5
DATE OF PURCHASE PAYMENT
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                        7%         7%         6%          4%         2%         0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

8 If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.

--------------------------------------------------------------------------------
                     RECURRING CONTRACT EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

         10 YEAR AND DISABILITY WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)......................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%
         HARDSHIP WAIVER (AVAILABLE FOR TAX SHELTERED ANNUITIES ONLY)....................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%
     DEATH BENEFIT OPTIONS (an applicant may elect one or two)
         ONE-YEAR ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION
         OPTION 1 (available beginning January 2, 2001 or a later date if state law requires)............................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.10%
         ONE-YEAR STEP UP DEATH BENEFIT OPTION 2 (available until state approval is received for the One-Year Enhanced
         Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)............................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.00%
         GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT WITH LONG TERM CARE/NURSING HOME WAIVER AND SPOUSAL PROTECTION
         OPTION 3 (available beginning January 2, 2001 or a later date if state law requires)............................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.15%
         5% ENHANCED DEATH BENEFIT OPTION 4 (available until state approval is received for the Greater of One-Year or 5%
         Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)...................     0.10%
         Total Variable Account Charges (including this option only).....................................................     1.05%
     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (no longer available effective May 1, 2003) (an applicant could elect one or both)
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 1......................................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.40%
         GUARANTEED MINIMUM INCOME BENEFIT OPTION 2......................................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.25%
     EXTRA VALUE OPTION..................................................................................................     0.45%5
     Total Variable Account Charges (including this option only).........................................................     1.40%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.45%.
     BENEFICIARY PROTECTOR OPTION........................................................................................     0.40%6
     Total Variable Account Charges (including this option only).........................................................     1.35%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
     CAPITAL PRESERVATION PLUS OPTION....................................................................................     0.50%7
     Total Variable Account Charges (including this option only).........................................................     1.45%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
--------------------------------------------------------------------------------


1 This option may not be elected with another death benefit option.

2 This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

3 This option may not be elected with another death benefit option.

4 This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.

5 Nationwide will discontinue deducting the charge associated with the Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option.

6 The Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.

7 The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
--------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     0.95%
Reduced Purchase Payment Option..........................................................................................     0.25%
Five Year CDSC Option....................................................................................................     0.15%
Additional Withdrawal Without Charge and Disability Waiver...............................................................     0.10%
10 Year and Disability Waiver (Tax Sheltered Annuities only).............................................................     0.05%
Hardship Waiver (Tax Sheltered Annuities only)...........................................................................     0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection
     Option..............................................................................................................     0.20%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Guaranteed Minimum Income Benefit Option 2...............................................................................     0.30%
Extra Value Option.......................................................................................................     0.45%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
----------------------------------------------------------------------------------------------------------------------------- ------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES                                                                               3.95%
----------------------------------------------------------------------------------------------------------------------------- ------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------------------- -------------- -------------
Total Annual Underlying Mutual Fund Operating Expenses                                           Minimum       Maximum
--------------------------------------------------------------------------------------------- -------------- -------------
--------------------------------------------------------------------------------------------- -------------- -------------
(expenses that are deducted from underlying mutual fund assets, including
management fees, distribution (12b-1) fees, and other expenses, as a                                0.27%         3.17%
percentage of average underlying mutual fund assets)
--------------------------------------------------------------------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (3.17%)       1,343   2,613  3,812   6,696    748   2,188   3,557   6,696     *    2,188   3,557    6,696
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.27%)       1,038   1,762  2,496   4,546    443   1,337   2,241   4,546     *    1,337   2,241    4,546
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

o    Charitable Remainder Trusts;

o Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;

o    Investment-only Contracts (Qualified Plans);

o    Non-Qualified Contracts;

o    Roth IRAs;

o    Simplified Employee Pension IRAs ("SEP IRAs");

o    Simple IRAs; and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS
-------------------- ----------------- ------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE          PURCHASE PAYMENT     SUBSEQUENT
                                           PAYMENTS
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Charitable               $15,000            $1,000
Remainder Trust
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Investment-only          $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                  $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Simple IRA               $15,000            $1,000
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURPOSE OF THE CONTRACT

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries. These annuity and related benefits impose certain risks upon Nationwide. The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent).

CHARGES AND EXPENSES

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

----------------------------- --------------- ----------------
           OPTION             CONTRACT TYPE    ANNUAL CHARGE
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Five Year CDSC Option         All*                 0.15%
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Additional Withdrawal         All                  0.10%
Without Charge and
Disability Waiver
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
10 Year and Disability        Tax Sheltered        0.05%
Waiver                        Annuities
----------------------------- --------------- ----------------
----------------------------- --------------- ----------------
Hardship Waiver               Tax Sheltered        0.15%
                              Annuities
----------------------------- --------------- ----------------
*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGE*
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Year Enhanced Death Benefit with Long Term      0.15%
Care/Nursing Home Waiver and Spousal Protection
Option1
--------------------------------------------------- --------------
--------------------------------------------------- --------------
One-Year Step Up Death Benefit Option2              0.05%
--------------------------------------------------- --------------
--------------------------------------------------- --------------
Greater of One-Year or 5% Enhanced Death Benefit    0.20%
with Long Term Care/Nursing Home Waiver and
Spousal Protection Option3
--------------------------------------------------- --------------
--------------------------------------------------- --------------
5% Enhanced Death Benefit Option4                   0.10%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option. This option may be elected along with the One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one or both of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the option(s) chosen (see "Guaranteed Minimum Income Benefit Options").

Extra Value Option

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Capital Preservation Plus Option

A Capital Preservation Plus Option is available to all applicants and contract owners until May 1, 2005. Effective May 1, 2005, the option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

SECURITY DISTRIBUTORS, INC.

The contracts are also distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law for any given year.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

o Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

o The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

o When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

o    The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide's rights and does not stop Nationwide from asserting its rights at any future date.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit;

(3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected); or

(4) if the contract owner elected an optional death benefit (not the standard death benefit) and the conditions described in the "Long-Term Care/Nursing Home Waiver Option" section of the "Death Benefit Calculation" provision are met.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess (or reserve the right to assess) a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts. Nationwide may realize a profit from the charge assessed for this option.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:
----------------------------------------------------
 NUMBER OF COMPLETED YEARS FROM         CDSC
    DATE OF PURCHASE PAYMENT         PERCENTAGE
----------------------------------------------------
----------------------------------------------------
                0                        7%
----------------------------------------------------
----------------------------------------------------
                1                        7%
----------------------------------------------------
----------------------------------------------------
                2                        6%
----------------------------------------------------
----------------------------------------------------
                3                        4%
----------------------------------------------------
----------------------------------------------------
                4                        2%
----------------------------------------------------
----------------------------------------------------
                5                        0%
----------------------------------------------------

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

10 Year and Disability Waiver

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

(1)  the contract owner has been the owner of the contract for 10 years; and

(2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age
65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state. Nationwide may realize a profit from the charges assessed for these options.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which, along with the specifics of this death benefit option, are discussed in the "Death Benefit Payment" provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit option, is discussed in the "Death Benefit Payment" provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one or both of the Guaranteed Minimum Income Benefit Options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the daily net assets of the variable account, depending on the options chosen. Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

Applicants should be aware of the following prior to electing the Extra Value
Option:

(1)  Nationwide may make a profit from the Extra Value Option charge.

(2) Because the Extra Value Option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(3) Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4) If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5) The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(6) Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have: (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.


The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)  a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                7.75% RATE OF RETURN
--------------------------------------------------------------
 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES)         TOTAL ASSET CHARGES)
--------------------------------------------------------------
--------------------------------------------------------------
       1               $106,727               $109,465
--------------------------------------------------------------
--------------------------------------------------------------
       2               $113,906               $116,336
--------------------------------------------------------------
--------------------------------------------------------------
       3               $121,568               $123,638
--------------------------------------------------------------
--------------------------------------------------------------
       4               $129,745               $131,399
--------------------------------------------------------------
--------------------------------------------------------------
       5               $138,472               $139,647
--------------------------------------------------------------
--------------------------------------------------------------
       6               $147,787               $148,412
--------------------------------------------------------------
--------------------------------------------------------------
       7               $157,728               $157,728
--------------------------------------------------------------
--------------------------------------------------------------
       8               $168,337               $168,337
--------------------------------------------------------------
--------------------------------------------------------------
       9               $179,661               $179,661
--------------------------------------------------------------
--------------------------------------------------------------
       10              $191,746               $191,746
--------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states that require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

New York Recapture Provisions

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following schedule:

----------------------- -----------------------------------
    Contract Years       (Extra Value Amount) Percentage
                         of First Year Purchase Payments
----------------------- -----------------------------------
----------------------- -----------------------------------
       1 and 2                          3%
----------------------- -----------------------------------
----------------------- -----------------------------------
      3,4 and 5                         2%
----------------------- -----------------------------------
----------------------- -----------------------------------
       6 and 7                          1%
----------------------- -----------------------------------
----------------------- -----------------------------------
     After year 7                       0%
----------------------- -----------------------------------

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the time of the withdrawal.

No amount credited will be subject to recapture if the withdrawal is not subject to a CDSC or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code. In addition, no recapture will take place after the seventh contract year.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may: (a) terminate the contract; or (b) continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b  = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Captial Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds ONLY are available when the Capital Preservation Plus Option is elected:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class I
o American Century VP Value Fund: Class I
DREYFUS
o Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class
o VIP Growth Portfolio: Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP II Contrafund(R)Portfolio: Service Class
GARTMORE VARIABLE INSURANCE TRUST
o Comstock GVIT Value Fund: Class I
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Growth Fund: Class I
o Gartmore GVIT Mid Cap Growth Fund: Class I
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide Fund: Class I
o Gartmore GVIT U.S. Growth Leaders Fund: Class I
o J.P. Morgan GVIT Balanced Fund: Class I
JANUS ASPEN SERIES
o Capital Appreciation Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Guardian Portfolio
o AMT Mid-Cap Growth Portfolio: Class I
o AMT Partners Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class
o Oppenheimer Main Street(R)Fund/VA: Initial Class
STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2000:

CREDIT SUISSE TRUST
o Large Cap Value Portfolio

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP III Growth Opportunities Portfolio: Service Class
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Mid Cap Growth Portfolio: Class I

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and

Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.


Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.


Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.40% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.40% will have a lower unit value than sub-account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered. The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life. Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

----------------------- ------------------ ---------------------
       CONTRACT          MINIMUM INITIAL    MINIMUM SUBSEQUENT
         TYPE           PURCHASE PAYMENT         PAYMENTS
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
Charitable Remainder         $15,000              $1,000
Trust
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
IRA                          $15,000              $1,000
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
Investment-only              $15,000              $1,000
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
Non-Qualified                $15,000              $1,000
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
Roth IRA                     $15,000              $1,000
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
SEP IRA                      $15,000              $1,000
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
Simple IRA                   $15,000              $1,000
----------------------- ------------------ ---------------------
----------------------- ------------------ ---------------------
Tax Sheltered Annuity        $15,000              $1,000
----------------------- ------------------ ---------------------

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to

     3.95% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

     Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.


As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ----------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN BALANCE
                 VALUES       ALLOWED
---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------
NON-ERISA PLANS  up to        up to 80% of contract value (not
                 $20,000      more than $10,000)
---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------
                 $20,000      up to 50% of contract value (not
                 and over     more than $50,000*)
---------------- ------------ ----------------------------------
---------------- ------------ ----------------------------------
ERISA PLANS      All          up to 50% of contract value (not
                              more than $50,000*)
---------------- ------------ ----------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed. Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class, GVIT - Gartmore GVIT Government Bond Fund:
Class I, GVIT - Federated GVIT High Income Bond Fund: Class I, and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program that transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the following table:

  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then (

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

-----------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
-----------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Guaranteed Minimum Income Benefit Options ("GMIBs") are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender that reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account;

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

-----------------------------------------------------------------

  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

o A GMIB does NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    The GMIBs may not be approved in all state jurisdictions.
-----------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)      proper proof of the annuitant's death;

(2)      an election specifying the distribution method; and

(3)      any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Five-Year Reset Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the One-Year Step Up Death Benefit Option for an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver and a Spousal Protection Feature, which are discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option, applicants can elect the 5% Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the conditions described below are satisfied. There is no additional charge for this feature.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)  The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

Long-Term Care/Nursing Home and Terminal Illness Waiver

All of the death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver, which may be invoked when the following conditions are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives
     and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Annuity Payments.............................................................2
Condensed Financial Information..............................................2
Financial Statements.......................................................387

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.


Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. INTERNATIONAL GROWTH FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
This underlying mutual fund is only available for contracts issued before
September 27, 1999.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
This underlying mutual fund is only available for contracts issued before
September 27, 1999.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO
This underlying mutual fund is only available for contracts issued before May 1,
2000.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS This underlying mutual fund is only available for contracts issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL
CLASS This underlying mutual fund is only available for contracts issued before
May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This underlying mutual fund is only available for contracts issued before May 1,
2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 0.95%) and contracts with all optional benefits available on December 31, 2003 (the maximum variable account charge of 3.95%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

                      CALLING:   1-800-NEA-VALU (632-8258), TDD 1-800-238-3035
                      WRITING:   NEA Valuebuilder Program
                                 One Security Benefit Place
                                 Topeka, Kansas 66636-0001
          CHECKING ON-LINE AT:   www.neamb.com


The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
           (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       AIM Variable Insurance          8.208210          10.493127             27.84%                     0         2003
       Funds - AIM V.I.
       International Growth
       Fund: Series I Shares
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.208210            -17.92%                     0         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century                9.814828          12.575258             28.13%             6,227,886         2003
       Variable Portfolios,
       Inc. - American
       Century VP Income &
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.289665           9.814828            -20.14%             6,377,032         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.539187          12.289665             -9.23%             7,038,530         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.291612          13.539187            -11.46%             7,018,117         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.081019          15.291612             16.90%             5,320,425         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.409767          13.081019             25.66%             2,097,666         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.409767              4.10%                20,646         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century                8.789250          10.839623             23.33%             3,901,749         2003
       Variable Portfolios,
       Inc. - American
       Century VP
       International Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.143861           8.789250            -21.13%             4,884,295         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.886136          11.143861            -29.85%             6,836,811         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      19.282175          15.886136            -17.61%             7,422,625         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.866841          19.282175             62.49%             5,138,722         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.088106          11.866841             17.63%             2,651,670         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.088106              0.88%                39,079         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       American Century               11.882018          15.177426             27.73%             8,848,958         2003
       Variable Portfolios,
       Inc. - American
       Century VP Value Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.728674          11.882018            -13.45%             8,706,954         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.285793          13.728674             11.74%             7,058,645         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.498316          12.285793             17.03%             3,301,779         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.689857          10.498316             -1.79%             1,971,574         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.296896          10.689857              3.82%             1,219,884         1998
       ------------------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.296896              2.97%                57,340         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -           6.230502           9.112489             46.26%               279,524         2003
       Global Post-Venture
       Capital Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.553561           6.230502            -34.78%               355,633         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.516337           9.553561            -29.32%               532,495         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.833540          13.516337            -19.71%               664,992         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.394476          16.833540             61.95%               753,471         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.852750          10.394476              5.50%               397,541         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.852750             -1.47%                 8,875         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -           6.721516           8.860816             31.83%               609,977         2003
       International Focus
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.472446           6.721516            -20.67%               774,988         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.005780           8.472446            -23.02%             1,117,390         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.993656          11.005780            -26.60%             1,280,898         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.865775          14.993656             51.98%             1,574,730         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.454794           9.865775              4.35%               975,805         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.454794             -5.45%               266,818         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Credit Suisse Trust -           9.961544          12.349908             23.98%               596,361         2003
       Large Cap Value
       Portfolio - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.077460           9.961544            -23.83%               697,377         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.079940          13.077460             -0.02%               822,031         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.124398          13.079940              7.88%               808,299         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.521372          12.124398              5.23%               826,064         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.373620          11.521372             11.06%               702,417         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.373620              3.74%                13,398         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Dreyfus Socially            7.987645           9.969151             24.81%             4,718,600         2003
       Responsible Growth
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.349542           7.987645            -29.62%             5,328,865         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.800297          11.349542            -23.32%             6,628,561         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.794438          14.800297            -11.87%               425,730         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.034607          16.794438             28.84%             4,588,496         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.171132          13.034607             28.15%             1,586,203         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.171132              1.71%                41,603         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Stock Index             9.431842          11.992131             27.15%            29,991,213         2003
       Fund, Inc.: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.265220           9.431842            -23.10%            32,543,566         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.101205          12.265220            -13.02%            35,512,451         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.692141          14.101205            -10.14%            36,569,247         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.135997          15.692141             19.46%            29,064,270         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.343734          13.135997             26.99%            13,389,246         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.343734              3.44%               387,437         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Dreyfus Variable               10.642941          12.773575             20.02%             4,718,834         2003
       Investment Fund
       -Appreciation
       Portfolio: Initial
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.901502          10.642941            -17.51%             4,821,716         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.363060          12.901502            -10.18%             5,172,648         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.595134          14.363060             -1.59%             5,495,982         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.220513          14.595134             10.40%             5,518,293         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.249990          13.220513             28.98%             2,590,407         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.249990              2.50%                59,606         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Federated Insurance            12.427549          12.881356              3.65%             8,143,242         2003
       Series - Federated
       Quality Bond Fund II:
       Primary Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.478449          12.427549              8.27%             7,863,778         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.729245          11.478449              6.98%             5,032,718         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.806807          10.729245              9.41%             1,638,098         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.806807             -1.93%               347,680         1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP                    9.967020          12.855834             28.98%            19,758,595         2003
       Equity-Income
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.123397           9.967020            -17.79%            18,534,617         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.896641          12.123397             -6.00%            18,264,333         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.021290          12.896641              7.28%            15,756,237         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.422130          12.021290              5.25%            14,617,298         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.338433          11.422130             10.48%             9,062,065         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.338433              3.88%               277,274         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Growth             9.345645          12.291519             31.52%            16,698,958         2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.517575           9.345645            -30.86%            17,097,622         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.588646          13.517575            -18.51%            20,422,678         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      18.830990          16.588646            -11.91%            21,776,437         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.848033          18.830990             35.98%            15,207,362         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.030842          13.848033             38.05%             4,170,789         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.030842              0.31%               116,824         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP High               7.045440           8.860680             25.76%            10,624,626         2003
       Income Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.864641           7.045440              2.63%             9,076,687         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.866679           6.864641            -12.74%             9,831,409         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.262325           7.866679            -23.34%             9,388,222         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.586675          10.262325              7.05%             9,053,822         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.126638           9.586675             -5.33%             6,089,908         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.126638              1.27%               205,072         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP Overseas           7.680997          10.895150             41.85%             2,416,526         2003
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.735184           7.680997            -21.10%             3,152,328         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.485012           9.735184            -22.03%             4,161,991         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.589761          12.485012            -19.92%             4,123,737         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.047878          15.589761             41.11%             3,033,012         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.902344          11.047878             11.57%             1,388,856         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.902344             -0.98%                62,522         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP II                11.336946          14.413145             27.13%            14,658,746         2003
       Contrafund(R)Portfolio:
       Service Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.636709          11.336946            -10.29%            15,001,342         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.558242          12.636709            -13.20%            15,629,153         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.755094          14.558242             -7.60%            16,830,929         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.812355          15.755094             22.97%            13,447,724         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.954885          12.812355             28.70%             5,839,973         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.954885             -0.45%               231,858         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Fidelity VIP III                7.116855           9.140227             28.43%             4,135,611         2003
       Growth Opportunities
       Portfolio: Service
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.201903           7.116855            -22.66%             4,846,275         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.858509           9.201903            -15.26%             5,952,156         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.235715          10.858509            -17.96%             7,163,757         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.826216          13.235715              3.19%             7,531,248         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.400464          12.826216             23.32%             4,035,262         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.400464              4.00%               140,753         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Franklin Templeton              7.881371          10.347742             31.29%                     0         2003
       Variable Insurance
       Products Trust -
       Templeton Foreign
       Securities Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           7.881371            -21.19%                     0         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Comstock GVIT              7.767974          10.112803             30.19%             1,360,120         2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.476789           7.767974            -25.86%             1,157,864         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.041215          10.476789            -12.99%             1,292,289         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.600816          12.041215            -11.47%             1,349,271         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.588459          13.600816             17.37%               943,926         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.161693          11.588459             14.04%               576,925         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.161693              1.62%                38,169         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Dreyfus GVIT Mid          12.239605          16.324362             33.37%             4,257,414         2003
       Cap Index Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.589867          12.239605            -16.11%             4,053,421         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.925432          14.589867             -2.25%             3,380,236         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.078919          14.925432             14.12%             1,946,950         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.919701          13.078919             19.77%               554,181         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.949100          10.919701              9.76%               355,668         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.949100             -0.51%                 8,862         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Federated GVIT            10.488660          12.702877             21.11%             4,518,441         2003
       High Income Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.258387          10.488660              2.24%             3,829,969         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.938283          10.258387              3.22%             3,187,673         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.938415           9.938283             -9.14%             2,338,128         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.701912          10.938415              2.21%             2,207,614         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.212505          10.701912              4.79%             1,359,204         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.212505              2.13%                48,707         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              6.853997          11.219753             63.70%               172,985         2003
       Emerging Markets Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.162972           6.853997            -16.04%               215,319         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.692251           8.162972             -6.09%               122,397         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.692251            -13.08%                 4,778         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              1.930212           2.967876             53.76%               303,309         2003
       Global Technology and
       Communications Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       3.405832           1.930212            -43.33%               409,418         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.003728           3.405832            -43.27%               654,321         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           6.003728            -39.96%               273,699         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             13.777493          13.919582              1.03%            17,539,627         2003
       Government Bond Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.533031          13.777493              9.93%            22,330,243         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.797971          12.533031              6.23%            16,523,905         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.583479          11.797971             11.48%            12,064,797         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.941842          10.583479             -3.28%            11,399,244         1999
       ------------------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.143182          10.941842              7.87%             6,734,614         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------
                                      10.000000          10.143182              1.43%               205,716         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              5.049848           6.639521             31.48%             6,450,984         2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.152671           5.049848            -29.40%             7,281,145         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.049026           7.152671            -28.82%             9,040,540         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.808913          10.049026            -27.23%            11,687,235         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.369463          13.808913              3.29%            13,477,152         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.385596          13.369463             28.73%             8,897,790         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.385596              3.86%               150,657         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              4.902449           6.585740             34.34%                55,034         2003
       International Growth
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.521536           4.902449            -24.83%                67,062         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.228501           6.521536            -29.33%                69,796         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.228501             -7.71%                   906         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT Mid          7.650345          10.619094             38.81%             2,461,013         2003
       Cap Growth Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.263081           7.650345            -37.61%             2,384,523         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      17.766242          12.263081            -30.98%             3,062,779         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      21.195607          17.766242            -16.18%             3,465,292         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.582258          21.195607             83.00%             2,183,476         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.204129          11.582258             13.51%               488,769         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.204129              2.04%                21,892         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT             11.786146          11.747216             -0.33%            17,177,641         2003
       Money Market Fund:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.756760          11.786146              0.25%            24,651,649         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.457292          11.756760              2.61%            25,930,743         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.909142          11.457292              5.02%            16,687,257         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.504509          10.909142              3.85%            16,274,387         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.074129          10.504509              4.27%            10,403,509         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.074129              0.74%               737,584         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              8.796082          11.109665             26.30%            16,814,508         2003
       Nationwide Fund: Class
       I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.745186           8.796082            -18.14%            18,383,389         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.303050          10.745186            -12.66%            20,883,168         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.689484          12.303050             -3.05%            21,604,237         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.979444          12.689484              5.93%            21,177,608         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.242940          11.979444             16.95%            13,831,346         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.242940              2.43%               379,933         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Gartmore GVIT              7.491588          10.096229             34.77%               922,359         2003
       Worldwide Leaders
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.137325           7.491588            -26.10%             1,160,291         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.606419          10.137325            -19.59%             1,429,764         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.515197          12.606419            -13.15%             1,556,485         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.921445          14.515197             21.76%             1,252,462         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.102208          11.921445             18.01%               679,266         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.102208              1.02%                28,786         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap             9.871212          13.127865             32.99%             1,912,023         2003
       Growth Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.938890           9.871212            -33.92%             1,723,390         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.916678          14.938890            -11.69%             1,719,080         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      20.372476          16.916678            -16.96%             1,026,407         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          20.372476            103.72%               292,996         1999*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small Cap            12.058558          18.734940             55.37%             7,615,979         2003
       Value Fund: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.714543          12.058558            -27.86%             7,962,445         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.155704          16.714543             27.05%             8,369,240         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.943543          13.155704             10.15%             4,814,143         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.432351          11.943543             26.62%             3,199,322         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.823904           9.432351             -3.99%             1,933,320         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.823904             -1.76%                71,786         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT GVIT Small                11.198342          15.641283             39.67%             6,522,436         2003
       Company Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.675678          11.198342            -18.11%             6,667,153         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.799910          13.675678             -7.60%             7,007,434         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.720318          14.799910              7.87%             6,380,063         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.617964          13.720318             42.65%             3,791,895         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.613184           9.617964              0.05%             2,510,746         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.613184             -3.87%                86,736         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT J.P Morgan GVIT            8.861586          10.393750             17.29%             4,567,080         2003
       Balanced Fund: Class I
       - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.202856           8.861586            -13.15%             4,516,114         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.694236          10.202856             -4.59%             4,630,917         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.834304          10.694236             -1.29%             4,138,035         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.844036          10.834304             -0.09%             3,654,295         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.130674          10.844036              7.04%             1,957,796         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.130674              1.31%                44,525         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------


       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       GVIT Van Kampen GVIT           11.827658          13.134781             11.05%             3,957,845         2003
       Multi Sector Bond
       Fund: Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.138320          11.827658              6.19%             4,277,313         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.793620          11.138320              3.19%             4,006,689         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.313452          10.793620              4.66%             3,659,345         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.252876          10.313452              0.59%             2,943,427         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.088793          10.252876              1.63%             1,848,317         1988
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           10.88793              0.89%                55,043         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            5.263552           6.268456             19.09%             7,959,646         2003
       Capital Appreciation
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.320884           5.263552            -16.73%             9,544,525         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.164119           6.320884            -22.58%            11,454,147         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.164119            -18.36%             9,411,277         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            2.369918           3.438379             45.08%             4,202,497         2003
       Global Technology
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       4.050734           2.369918            -41.49%             5,465,944         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.524649           4.050734            -37.92%             8,217,099         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           6.524649            -34.75%             8,158,988         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Janus Aspen Series -            4.573528           6.094511             33.26%             4,577,965         2003
       International Growth
       Portfolio: Service
       Shares - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.219459           4.573528            -26.46%             6,343,194         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.200976           6.219459            -24.16%             8,943,044         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.200976            -17.99%             7,884,779         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT           11.102807          14.490354             30.51%             2,353,955         2003
       Guardian Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.240204          11.102807            -27.15%             2,518,130         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.622790          15.240204             -2.45%             2,623,003         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      15.595438          15.622790              0.18%             2,192,932         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      13.699229          15.595438             13.84%             1,895,804         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.504106          13.699229             30.42%             1,181,196         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.504106              5.04%                14,718         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT           11.783165          14.947554             26.86%             3,163,789         2003
       Mid-Cap Growth
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.835942          11.783165            -30.01%             3,515,602         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      22.558120          16.835942            -25.37%             4,276,999         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      24.609353          22.558120             -8.34%             4,352,721         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.144809          24.609353             52.43%             2,061,773         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.702355          16.144809             37.96%               882,530         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          11.702355             17.02%                52,055         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Neuberger Berman AMT            8.023166          10.735486             33.81%             3,916,619         2003
       Partners Portfolio -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.678223           8.023166            -24.86%             4,122,416         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.094953          10.678223             -3.76%             4,749,437         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.122733          11.094953             -0.25%             5,060,822         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.458607          11.122733              6.35%             6,033,798         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.132434          10.458607              3.22%             5,860,893         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.132434              1.32%               939,717         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable            8.260023          10.275350             24.40%             6,022,109         2003
       Account Funds -
       Oppenheimer Aggressive
       Growth Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.548911           8.260023            -28.48%             6,314,119         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.965058          11.548911            -31.93%             7,663,118         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      19.295630          16.965058            -12.08%             8,632,368         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.609896          19.295630             81.86%             3,681,008         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.533314          10.609896             11.29%             1,531,314         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.533314             -4.67%                39,292         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable           10.498938          13.617207             29.70%             9,856,806         2003
       Account Funds -
       Oppenheimer Capital
       Appreciation Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      14.492226          10.498938            -27.55%            10,196,426         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.737106          14.492226            -13.41%            10,486,085         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      16.935851          16.737106             -1.17%             9,380,540         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.070167          16.935851             40.31%             4,954,549         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.827325          12.070167             22.82%             2,000,671         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.827325             -1.73%                44,167         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable            6.408618           9.078658             41.66%             5,119,547         2003
       Account Funds -
       Oppenheimer Global
       Securities Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.309444           6.408618            -22.88%             6,604,871         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.537743           8.309444            -12.88%             4,032,466         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.537743             -4.62%             1,256,646         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Oppenheimer Variable            8.295049          10.411603             25.52%            10,102,409         2003
       Account Funds -
       Oppenheimer Main
       Street(R)Fund/VA:
       Initial Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.313313           8.295049            -19.57%            10,184,577         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.590413          10.313313            -11.02%            10,637,665         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      12.826564          11.590413             -9.64%             9,160,618         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.639805          12.826564             20.55%             5,313,570         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.259486          10.639805              3.71%             2,582,656         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.259486              2.59%                58,403         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Strong Opportunity              6.785241           9.207993             35.71%             4,894,257         2003
       Fund II, Inc.:
       Investor Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.360871           6.785241            -27.51%             4,997,088         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.814649           9.360871             -4.62%             3,579,910         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           9.814649             -1.85%               752,001         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                  12.336461          15.624194             26.65%             1,196,261         2003
       Institutional Funds,
       Inc. - Emerging
       Markets Debt
       Portfolio: Class I -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.403171          12.336461              8.18%             1,152,068         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.456971          11.403171              9.05%               661,833         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       9.477539          10.456971             10.33%               638,919         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.395794           9.477539             28.15%               388,657         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.425451           7.395794            -29.06%               301,931         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000          10.425451              4.25%                 8,418         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                   8.145121          10.279812             26.21%                     0         2003
       Institutional Funds,
       Inc. - International
       Magnum Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.145121            -18.55%                     0         2002*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                   4.121971           5.788043             40.42%               487,543         2003
       Institutional Funds,
       Inc. - Mid Cap Growth
       Portfolio: Class I-
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.045067           4.121971            -31.81%               362,853         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.634485           6.045067            -29.99%               269,702         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.634485            -13.66%               108,847         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       The Universal                  11.746967          16.000151             36.21%             4,416,801         2003
       Institutional Funds,
       Inc. - U.S. Real
       Estate Portfolio:
       Class I - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.953729          11.746967             -1.73%             4,447,454         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.987658          11.953729              8.79%             3,233,706         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.561250          10.987658              4.04%             2,318,276         2000*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
             SUB-ACCOUNT          ACCUMULATION        ACCUMULATION       PERCENT CHANGE IN       NUMBER OF         PERIOD
                                  UNIT VALUE AT       UNIT VALUE AT      ACCUMULATION UNIT      ACCUMULATION
                                  BEGINNING OF        END OF PERIOD            VALUE          UNITS AT END OF
                                     PERIOD                                                        PERIOD
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide               6.144858           9.384754             52.73%             1,937,337         2003
       Insurance Trust -
       Worldwide Emerging
       Markets Fund: Initial
       Class - Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.389225           6.144858             -3.82%             2,177,354         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.569856           6.389225             -2.75%             2,400,770         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      11.409292           6.569856            -42.42%             1,926,318         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       5.751082          11.409292             98.38%             1,647,464         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.814851           5.751082            -34.76%               497,198         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.814851            -11.85%                27,488         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       Van Eck Worldwide               6.931923           9.961274             43.70%             1,345,636         2003
       Insurance Trust -
       Worldwide Hard Assets
       Fund: Initial Class -
       Q/NQ
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.202559           6.931923             -3.76%               802,424         2002
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.120188           7.202559            -11.30%               468,871         2001
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       7.358645           8.120188             10.35%               466,988         2000
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       6.139717           7.358645             19.85%               415,476         1999
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                       8.979477           6.139717            -31.63%               197,748         1998
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
                                      10.000000           8.979477            -10.21%                17,265         1997*
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------
       ------------------------ ------------------- ------------------- -------------------- ------------------- ------------

                        MAXIMUM OPTIONAL BENEFITS ELECTED
               (TOTAL 3.95%) (VARIABLE ACCOUNT CHARGES OF 3.95% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
              SUB-ACCOUNT         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          PERIOD
                                       VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                     BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                        PERIOD                                                      PERIOD
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century                10.000000           10.968757           9.69%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP Income & Growth
        Fund: Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century                10.000000           10.975555           9.76%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP International Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        American Century                10.000000           11.049142          10.49%                   0            2003*
        Variable Portfolios,
        Inc. - American Century
        VP Value Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Credit Suisse Trust -           10.000000           10.878725           8.79%                   0            2003*
        Global Post-Venture
        Capital Portfolio - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Credit Suisse Trust -           10.000000          11.218544           12.19%                  0             2003*
        International Focus
        Portfolio - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Credit Suisse Trust -           10.000000          10.990177            9.90%                  0             2003*
        Large Cap Value
        Portfolio - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        The Dreyfus Socially            10.000000          10.774891            7.75%                  0             2003*
        Responsible Growth
        Fund, Inc.: Initial
        Shares - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Dreyfus Stock Index             10.000000          10.854168            8.54%                  0             2003*
        Fund, Inc.: Initial
        Shares - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Dreyfus Variable                10.000000          10.712816            7.13%                  0             2003*
        Investment Fund
        -Appreciation
        Portfolio: Initial
        Shares - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Federated Insurance             10.000000           9.908369           -0.92%                  0             2003*
        Series - Federated
        Quality Bond Fund II:
        Primary Shares - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Fidelity VIP                    10.000000          11.079669           10.80%                  0             2003*
        Equity-Income
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Fidelity VIP Growth             10.000000          10.782503            7.83%                  0             2003*
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Fidelity VIP High               10.000000          10.427515            4.28%                  0             2003*
        Income Portfolio:
        Service Class - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Fidelity VIP Overseas           10.000000          11.288602           12.89%                  0             2003*
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Fidelity VIP II                 10.000000          10.830147            8.30%                  0             2003*
        Contrafund(R)Portfolio:
        Service Class - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        Fidelity VIP III Growth         10.000000          10.765178            7.65%                  0             2003*
        Opportunities
        Portfolio: Service
        Class - Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        GVIT Comstock GVIT              10.000000          10.899337            8.99%                  0             2003*
        Value Fund: Class I -
        Q/NQ
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------
        ------------------------- ------------------ -------------------- ------------------- ------------------ --------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
              SUB-ACCOUNT         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          PERIOD
                                       VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                     BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                        PERIOD                                                      PERIOD
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Dreyfus GVIT Mid           10.000000           10.951467           9.51%                   0            2003*
        Cap Index Fund: Class I
        - Q/NQ
                                  ------------------- ------------------- ------------------- ------------------- -------------
                                  ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Federated GVIT             10.000000           10.406133           4.06%                   0            2003*
        High Income Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000           11.869749          18.70%                   0            2003*
        Emerging Markets Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000           10.584966           5.85%                   0            2003*
        Global Technology and
        Communications Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000            9.843185          -1.57%                   0            2003*
        Government Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000           10.670030           6.70%                   0            2003*
        Growth Fund: Class I-
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000           11.314552          13.15%                   0            2003*
        International Growth
        Fund: Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT Mid          10.000000           10.812654           8.13%                   0            2003*
        Cap Growth Fund: Class
        I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000            9.911733           -0.88%                  0            2003*
        Money Market Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000           10.759298           7.59%                   0            2003*
        Nationwide Fund: Class
        I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Gartmore GVIT              10.000000           10.754059           7.54%                   0            2003*
        Worldwide Leaders Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT GVIT Small Cap             10.000000           10.585805           5.86%                   0            2003*
        Growth Fund: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT GVIT Small Cap             10.000000           11.456256          14.56%                   0            2003*
        Value Fund: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT GVIT Small Company         10.000000           11.004229          10.04%                   0            2003*
        Fund:    Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
              SUB-ACCOUNT         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          PERIOD
                                       VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                     BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                        PERIOD                                                      PERIOD
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT J.P. Morgan GVIT           10.000000           10.546051           5.46%                   0            2003*
        Balanced Fund: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        GVIT Van Kampen GVIT            10.000000           10.182870           1.83%                   0            2003*
        Multi Sector Bond Fund:
        Class I - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -            10.000000           10.623009           6.23%                   0            2003*
        Capital Appreciation
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -            10.000000           10.853357           8.53%                   0            2003*
        Global Technology
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Janus Aspen Series -            10.000000           11.213596          12.14%                   0            2003*
        International Growth
        Portfolio: Service
        Shares - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT            10.000000           10.981733           9.82%                   0            2003*
        Guardian Portfolio -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT            10.000000           10.879664           8.80%                   0            2003*
        Mid-Cap Growth
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Neuberger Berman AMT            10.000000           10.976528           9.77%                   0            2003*
        Partners Portfolio -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable            10.000000           10.180272           1.80%                   0            2003*
        Account Funds -
        Oppenheimer Aggressive
        Growth Fund/VA: Initial
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable            10.000000           10.816685           8.17%                   0            2003*
        Account Funds -
        Oppenheimer Capital
        Appreciation Fund/VA:
        Initial Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable            10.000000           11.356483          13.56%                   0            2003*
        Account Funds -
        Oppenheimer Global
        Securities Fund/VA:
        Initial Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
              SUB-ACCOUNT         ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF          PERIOD
                                       VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                     BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                        PERIOD                                                      PERIOD
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Oppenheimer Variable            10.000000           10.806414           8.06%                   0            2003*
        Account Funds -
        Oppenheimer Main
        Street(R)Fund/VA:
        Initial Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Strong Opportunity Fund         10.000000           10.837045           8.37%                   0            2003*
        II, Inc.: Investor
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Universal                   10.000000           10.504370           5.04%                   0            2003*
        Institutional Funds,
        Inc. - Emerging Markets
        Debt Portfolio: Class I
        - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Universal                   10.000000           10.800269           8.00%                   0            2003*
        Institutional Funds,
        Inc. - Mid Cap Growth
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        The Universal                   10.000000           10.615667           6.16%                   0            2003*
        Institutional Funds,
        Inc. - U.S. Real Estate
        Portfolio: Class I -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Van Eck Worldwide               10.000000           11.622177          16.22%                   0            2003*
        Insurance Trust -
        Worldwide Emerging
        Markets Fund: Initial
        Class - Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        Van Eck Worldwide               10.000000           11.665350          16.65%                   0            2003*
        Insurance Trust -
        Worldwide Hard Assets
        Fund: Initial Class -
        Q/NQ
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------
        ------------------------- ------------------- ------------------- ------------------- ------------------- -------------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION


The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

TYPES OF CONTRACTS

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

     o    the contract is not transferable by the owner;

     o    the premiums are not fixed;

     o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

     o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

     o    the entire interest of the owner in the contract is nonforfeitable;
          and

     o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o        minimum participation rules;

o        top-heavy contribution rules;

o        nondiscriminatory allocation rules; and

o        requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.



FEDERAL ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9, or Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these


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          distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

          REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

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If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").